Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Lease

Note 13 — Lease

The Group has several operating leases for offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the years ended December 31, 2025, 2024 and 2023 amounted to $400,000, $460,284 and $344,775, respectively. Cash paid for amounts included in the measurement of lease liabilities amounted to $308,383 and $321,317 for the years ended December 31, 2025 and 2024, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2025	December 31, 2024

Right-of-use assets, net	$539,705	$338,017

Operating lease liabilities - current	319,296	215,253
Operating lease liabilities - non-current	237,174	146,932
Operating lease liabilities	$556,470	$362,185

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.9 years
Weighted average discount rate	4.2%

The following is a schedule of maturities of lease liabilities as of December 31, 2025:

Twelve months ending December 31,	Amount
2026	$334,004
2027	175,700
2028	67,294
Total future minimum lease payments	576,998
Less: imputed interest	(20,528)
Present value of lease liabilities	$556,470